Initial Vessel Acquisition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	5 Months Ended
	May 25, 2010	May 28, 2010
Initial Vessel Acquisition [Abstract]
Number of Vessels Acquired During Initial Acquisition	13
Number of Product Tanker Acquired during Initial Acquisition	11
Number of Chemical Tankers Acquired during Initial Acquisition	2
Aggregate Purchase Price Initial Acquisition	$ 457,659
Common Stock Redeemed Number Common Stock		10,021,399
Initial Acquisition Total Cash	128,659
Inititial Acquisition Total Debt	329,000
Redemption of Common Stock		99,312
Deferred underwritters expenses		8,855
Cash Reimbursed To Navios Holdings Initial Acquisition		76,485
First Equity Installment Initial Acquisition		38,763
Trust Account Balance Released To Navios Acquisition		$ 66,118